UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: (811- 03512 )

Exact name of registrant as specified in charter: Putnam OTC & Emerging Growth Fund

Address of principal executive offices: One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Beth S. Mazor, Vice President
One Post Office Square
Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq.
Ropes & Gray LLP
One International Place
Boston, Massachusetts 02110

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end: July 31, 2006

Date of reporting period: April 30, 2006,

Item 1. Schedule of Investments:

Putnam OTC & Emerging Growth Fund

The fund's portfolio
4/30/06 (Unaudited)

COMMON STOCKS (96.2%)(a)
	Shares	Value

Aerospace and Defense (2.6%)
Aeroflex, Inc. (NON)	618,900	$7,804,329
Alliant Techsystems, Inc. (NON)	97,000	7,759,030
Armor Holdings, Inc. (NON)	186,500	11,389,555
		26,952,914

Automotive (0.7%)
Oshkosh Truck Corp.	119,700	7,325,640

Banking (1.7%)
Corus Bankshares, Inc.	161,600	10,817,504
Cullen/Frost Bankers, Inc.	20,878	1,208,419
UnionBanCal Corp.	72,700	5,095,543
		17,121,466

Biotechnology (2.2%)
Amylin Pharmaceuticals, Inc. (NON)	73,650	3,207,458
Invitrogen Corp. (NON)	94,500	6,237,945
MedImmune, Inc. (NON)	398,400	12,537,648
		21,983,051

Building Materials (1.3%)
Goodman Global, Inc. (NON)	96,816	1,916,957
Sherwin-Williams Co. (The)	216,200	11,013,228
		12,930,185

Coal (0.9%)
Peabody Energy Corp.	140,800	8,991,488

Commercial and Consumer Services (4.5%)
ARAMARK Corp. Class B	199,600	5,610,756
Consolidated Graphics, Inc. (NON)	119,000	6,222,510
Corporate Executive Board Co. (The)	75,700	8,109,741
John H. Harland Co.	115,200	4,775,040
Manpower, Inc.	204,900	13,349,235
West Corp. (NON)	166,700	7,721,544
		45,788,826

Communications Equipment (2.1%)
Avaya, Inc. (NON)	894,400	10,732,800
Plantronics, Inc.	271,400	10,177,500
		20,910,300

Computers (4.0%)
Mentor Graphics Corp. (NON)	438,800	5,761,444
NCR Corp. (NON)	160,400	6,319,760
Netgear, Inc. (NON)	410,800	9,222,460
Palm, Inc. (NON)	523,400	11,828,840
Seagate Technology (Cayman Islands) (NON)	294,500	7,821,920
		40,954,424

Consumer Goods (1.0%)
American Greetings Corp. Class A	171,900	3,871,188
Blyth Industries, Inc.	209,600	4,307,280
Sealy Corp. (NON)	114,711	1,829,640
		10,008,108

Consumer Services (2.7%)
Interline Brands, Inc. (NON)	416,700	11,167,560
Labor Ready, Inc. (NON)	369,400	9,763,242
Stamps.com, Inc. (NON)	229,300	6,466,260
		27,397,062

Electrical Equipment (3.0%)
Lincoln Electric Holdings, Inc.	173,900	9,531,459
Rofin-Sinar Technologies, Inc. (NON)	144,900	8,130,339
WESCO International, Inc. (NON)	175,500	13,162,500
		30,824,298

Electronics (6.3%)
Agere Systems, Inc. (NON)	700,400	11,010,288
Amphenol Corp. Class A	200,800	11,606,240
Bookham, Inc. (NON)	602,400	3,668,616
Freescale Semiconductor, Inc. Class A (NON)	179,900	5,688,438
General Cable Corp. (NON)	292,200	9,224,754
Microchip Technology, Inc.	280,100	10,436,526
RF Micro Devices, Inc. (NON)	975,900	9,075,870
Sanmina Corp. (NON)	735,200	3,815,688
		64,526,420

Energy (6.0%)
Cooper Cameron Corp. (NON)	190,400	9,565,696
Helix Energy Solutions Group, Inc. (NON)	182,500	7,084,650
Hercules Offshore, Inc. (NON)	128,008	5,234,247
Patterson-UTI Energy, Inc.	181,200	5,863,632
Pride International, Inc. (NON)	270,500	9,437,745
Rowan Cos., Inc.	174,300	7,726,719
Unit Corp. (NON)	138,300	7,986,825
Veritas DGC, Inc. (NON)	182,800	8,759,776
		61,659,290

Energy (Oil Field) (0.1%)
Suntech Power Holdings Co., Ltd. ADR (China) (NON)	27,290	935,774

Forest Products and Packaging (0.2%)
Crown Holdings, Inc. (NON)	100,666	1,613,676

Gaming & Lottery (0.6%)
Ameristar Casinos, Inc.	239,900	5,903,939

Health Care Services (4.6%)
Cerner Corp. (NON)	98,400	3,901,560
Community Health Systems, Inc. (NON)	269,000	9,748,560
Henry Schein, Inc. (NON)	111,900	5,216,778
Laboratory Corp. of America Holdings (NON)	95,400	5,447,340
Pediatrix Medical Group, Inc. (NON)	248,600	12,584,132
Sierra Health Services, Inc. (NON)	261,600	10,257,336
		47,155,706

Homebuilding (0.6%)
Desarrolladora Homex SA de CV ADR (Mexico) (NON)	160,700	6,158,024

Insurance (2.8%)
AmerUs Group Co.	87,400	5,126,010
Safety Insurance Group, Inc.	110,300	5,105,787
W.R. Berkley Corp.	270,200	10,110,884
Zenith National Insurance Corp.	189,800	8,373,976
		28,716,657

Investment Banking/Brokerage (1.1%)
Calamos Asset Management, Inc. Class A	146,000	5,658,960
Nuveen Investments, Inc. Class A	113,491	5,461,187
		11,120,147

Leisure (1.0%)
Brunswick Corp.	148,800	5,835,936
K2, Inc. (NON)	389,700	4,594,563
		10,430,499

Machinery (4.0%)
Cummins, Inc.	56,000	5,852,000
JLG Industries, Inc.	239,700	6,874,596
Parker-Hannifin Corp.	122,200	9,904,310
Timken Co.	248,000	8,655,200
Wabtec Corp.	248,000	9,059,440
		40,345,546

Manufacturing (0.8%)
Dover Corp.	154,200	7,671,450

Media (0.3%)
World Wrestling Entertainment, Inc.	156,917	2,720,941

Medical Technology (5.4%)
C.R. Bard, Inc.	150,400	11,198,784
Charles River Laboratories International, Inc. (NON)	163,800	7,739,550
Dade Behring Holdings, Inc.	277,200	10,810,800

Illumina, Inc. - escrow (acquired 6/7/05, cost $5,523) (Private) (RES)
(NON) (F)	2,401	75,944
Kinetic Concepts, Inc. (NON)	118,200	5,160,612
LCA-Vision, Inc.	100,900	5,666,544
Mentor Corp.	133,200	5,771,556
Varian Medical Systems, Inc. (NON)	164,200	8,600,796
		55,024,586

Metals (6.3%)
Agnico-Eagle Mines, Ltd. (Canada)	336,500	12,403,390
Cameco Corp. (Canada)	294,400	11,967,360
Coeur d'Alene Mines Corp. (NON)	770,600	5,378,788
Freeport-McMoRan Copper & Gold, Inc. Class B	204,500	13,206,610
Goldcorp, Inc. (Toronto Exchange) (Canada)	224,500	7,884,440
PAN American Silver Corp. (Canada) (NON)	205,800	5,103,840
Steel Dynamics, Inc.	135,900	8,485,596
		64,430,024

Oil & Gas (3.7%)
Complete Production Services, Inc. (NON)	107,560	2,842,811
Giant Industries, Inc. (NON)	116,830	8,397,740
Noble Energy, Inc.	216,400	9,733,672
Sunoco, Inc.	137,700	11,159,208
Universal Compression Holdings, Inc. (NON)	105,900	5,919,810
		38,053,241

Pharmaceuticals (3.2%)
Barr Pharmaceuticals, Inc. (NON)	174,600	10,572,030
Cephalon, Inc. (NON)	135,300	8,883,798
Hospira, Inc. (NON)	257,200	9,915,060
Watson Pharmaceuticals, Inc. (NON)	132,000	3,754,080
		33,124,968

Publishing (1.1%)
R. H. Donnelley Corp. (NON)	204,500	11,478,585

Real Estate (1.0%)
CB Richard Ellis Group, Inc. Class A (NON)	111,400	9,790,946

Restaurants (1.5%)
Domino's Pizza, Inc.	319,600	8,415,068
Jack in the Box, Inc. (NON)	175,000	7,315,000
		15,730,068

Retail (4.4%)
Aeropostale, Inc. (NON)	313,800	9,636,798
American Eagle Outfitters, Inc.	159,300	5,161,320
New York & Company, Inc. (NON)	316,500	4,927,905
OfficeMax, Inc.	218,374	8,451,074
Pacific Sunwear of California, Inc. (NON)	222,100	5,174,930
Pantry, Inc. (The) (NON)	123,800	8,194,322
Stein Mart, Inc.	233,200	3,684,560
		45,230,909

Schools (1.0%)
Career Education Corp. (NON)	266,800	9,836,916
UNEXT.com, LLC (acquired 4/14/00, cost $10,451,238) (Private)
(RES)(NON)(F)	125,000	1,250
		9,838,166

Semiconductor (1.1%)
Lam Research Corp. (NON)	155,600	7,605,728
Nextest Systems Corp. (NON)	149,170	2,316,610
Sigmatel, Inc. (NON)	132,176	884,257
		10,806,595

Shipping (1.2%)
J. B. Hunt Transport Services, Inc.	312,700	7,451,641
Omega Navigation Enterprises, Inc. (NON)	282,200	4,529,310
		11,980,951

Software (4.5%)
Blackboard, Inc. (NON)	228,700	6,716,919
Cadence Design Systems, Inc. (NON)	367,200	6,951,096
Epicor Software Corp. (NON)	372,300	4,515,999
FileNET Corp. (NON)	161,800	4,501,276
Internet Security Systems, Inc. (NON)	311,700	6,994,548
Parametric Technology Corp. (NON)	366,240	5,471,626
Progress Software Corp. (NON)	248,400	6,853,356
SSA Global Technologies, Inc. (NON)	279,100	4,326,050

		46,330,870

Staffing (0.3%)
Gevity HR, Inc.	132,400	3,401,356

Technology Services (4.2%)
Covansys Corp. (NON)	600,744	10,452,946
CSG Systems International, Inc. (NON)	440,200	11,128,256
Fair Isaac Corp.	228,100	8,464,791
Global Payments, Inc.	101,000	4,790,430
Transaction Systems Architects, Inc. (NON)	201,800	8,059,892
		42,896,315

Textiles (0.9%)
Phillips-Van Heusen Corp.	239,000	9,607,800

Toys (0.8%)
Jakks Pacific, Inc. (NON)	343,000	7,775,810

Transportation (0.5%)
Hornbeck Offshore Services, Inc. (NON)	135,100	4,851,441

Total common stocks (cost $845,095,806)		$980,498,462

CONVERTIBLE PREFERRED STOCKS (1.2%)(a)

	Shares	Value

Bowstreet Inc. Series A1, zero % cv. pfd. (acquired 11/23/04, cost
$81,935) (Private) (RES) (NON)(F)	133,946	$92,772
Bowstreet, Inc. zero % (acquired 3/22/06, cost $--)
(Private)(RES)(NON)(F)	258,397	3,214
Capella Education Co., Inc. Series G, zero % cv. pfd. (acquired 2/14/02,
cost $2,500,003) (Private) (RES)(NON)(F)	224,820	5,000,006
CommVault Systems zero % cv. pfd. (acquired various dates from 1/30/02
to 9/04/03, cost $4,749,999) (Private) (RES)(NON)(F)	1,517,087	6,826,892
Hyper Energy, Inc. zero % cv. pfd. (acquired 9/5/00, cost $9,352,296)
(Private) (RES)(NON)(F)	268,379	2,684
MarketSoft Software Corp. zero % cv. pfd. (acquired 2/9/06, cost $--)
(Private)(RES)(NON)(F)	1,354,608	98,737
Totality Corp. Ser. D, $0.346 cum. cv. pfd. (acquired 6/26/00, cost
$2,423,378) (Private) (RES)(NON)(F)	878,186	43,909

Total convertible preferred stocks (cost $19,107,611)		$12,068,214

SHORT-TERM INVESTMENTS (4.3%)(a)

	Principal amount/	Value
	Shares

Interest in $450,000,000 joint tri-party repurchase agreement dated April
28, 2006 with UBS Securities, LLC due May 1, 2006 with respect to various U.S. Government obligations -- maturity value of $16,397,515 for an effective yield of 4.77% (collateralized by Fannie Mae securities with a yield of 6.00% due December 1, 2017 and Freddie Mac securities with yields ranging from 3.50% to 12.00% and due dates ranging from July
1,2006 to April 1, 2036, valued at 459,000,464)	$16,391,000	$16,391,000
Putnam Prime Money Market Fund (e)	27,403,447	27,403,447

Total short-term investments (cost $43,794,447)		$43,794,447

TOTAL INVESTMENTS

Total investments (cost $907,997,864) (b)		$1,036,361,123

WRITTEN OPTIONS OUTSTANDING at 4/30/06 (premiums received $48,186) (Unaudited)
	Contract	Expiration date/
	amount	strike price	Value

Agnico-Eagle Mines, Ltd. (Canada) (Put)	$33,650	May-06/ 32.40	$14,130
Goldcorp, Inc. (Toronto Exchange) (Canada) (Put)	22,450	May-06/ 30.98	9,442
Steel Dynamics, Inc. (Call)	13,590	May-06/ 66.34	14,308

Total			$37,880

NOTES

(a) Percentages indicated are based on net assets of $1,019,687,517.

(b) The aggregate identified cost on a tax basis is $908,866,537, resulting in gross unrealized appreciation and depreciation of $169,936,575 and $42,441,989, respectively, or net unrealized appreciation of $127,494,586.

(NON) Non-income-producing security.

(RES) Restricted, excluding 144A securities, as to public resale. The total market value of restricted securities held at April 30, 2006 was $12,145,408 or 1.2% of net assets.

(e) Pursuant to an exemptive order from the Securities and Exchange Commission, the fund invests in Putnam Prime Money Market Fund, an open-end management investment company managed by Putnam Investment Management, LLC ("Putnam Management"), the fund's manager, an indirect wholly-owned subsidiary of Putnam, LLC. Management fees paid by the fund are reduced by an amount equal to the management and administrative fees paid by Putnam Prime Money Market Fund with respect to assets invested by the fund in Putnam Prime Money Market Fund. Income distributions earned by the fund totaled $449,403 for the period ended April 30, 2006. During the period ended April 30, 2006, cost of purchases and cost of sales of investments in Putnam Prime Money Market Fund aggregated $381,772,980 and $396,330,033, respectively.

(F) Security is valued at fair value following procedures approved by the Trustees.

At April 30, 2006, liquid assets totaling $2,687,418 have been designated as collateral for open written options contracts.

ADR after the name of a foreign holding stands for American Depository Receipts representing ownership of foreign securities on deposit with a custodian bank.

Security valuation Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets. If no sales are reported -- as in the case of some securities traded over-the-counter -- a security is valued at its last reported bid price. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value equity foreign securities taking into account multiple factors, including movements in the U.S. securities markets. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent.

Other investments, including certain restricted securities, are valued at fair value following procedures approved by the Trustees. Such valuations and procedures are reviewed periodically by the Trustees.

Repurchase agreements The fund, or any joint trading account, through its custodian, receives delivery of the underlying securities, the market value of which at the time of purchase is required to be an amount at least equal to the resale price, including accrued interest. Collateral for certain tri-party repurchase agreements is held at the counterparty’s custodian in a segregated account for the benefit of the fund and the counterparty. Putnam Management is responsible for determining that the value of these underlying securities is at all times at least equal to the resale price, including accrued interest.

Futures and options contracts The fund may use futures and options contracts to hedge against changes in the values of securities the fund owns or expects to purchase, or for other investment purposes. The fund may also write options on swaps or securities it owns or in which it may invest to increase its current returns.

The potential risk to the fund is that the change in value of futures and options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, or if the counterparty to the contract is unable to perform. Risks may exceed amounts recognized on the statement of assets and liabilities. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to cost of investments.

Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as “variation margin.” Exchange traded options are valued at the last sale price, or if no sales are reported, the last bid price for purchased options and the last ask price for written options. Options traded over-the-counter are valued using prices supplied by dealers. Futures and written option contracts outstanding at period end, if any, are listed after the fund’s portfolio.

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com.

Item 2. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam OTC & Emerging Growth Fund

By (Signature and Title):

/s/ Michael T. Healy Michael T. Healy Principal Accounting Officer Date: June 28, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Charles E. Porter Charles E. Porter Principal Executive Officer Date: June 28, 2006

By (Signature and Title):

/s/ Steven D. Krichmar Steven D. Krichmar Principal Financial Officer Date: June 28, 2006